OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,188	$ 1,495
Government authorities	1,222	730
Advances to suppliers	445	359
Employees	62	63
Others	209	203
Total other accounts receivable and prepaid expenses	$ 4,126	$ 2,850